Schedule V-Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2013
Schedule V-Valuation and Qualifying Accounts
Schedule V-Valuation and Qualifying Accounts

December 31, 2013, 2012 and 2011

Schedule V —Valuation and Qualifying Accounts

		Additions
	Balance at Beginning of Year	Charged to Costs and Expenses	Charged to Other Accounts	Deductions	Balance at End of Year
2013:
Valuation allowance for mortgage loans on real estate	512	(114)	0	0	398

Total	$512	$(114)	$0	$0	$398

2012:
Valuation allowance for mortgage loans on real estate	512	0	0	0	512

Total	$512	$0	$0	$0	$512

2011:
Valuation allowance for deferred tax assets	$160	$(160)	$0	$0	$0
Valuation allowance for mortgage loans on real estate	502	10	0	0	512

Total	$662	$(150)	$0	$0	$512